UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22187

PAX WORLD FUNDS TRUST II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	06/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.           Semi-Annual Report to Shareholders

June 30, 2013

SEMI-ANNUAL REPORT

Pax MSCI EAFE ESG
Index ETF

(EAPS)

Table of Contents

Letter to Shareholders	1
Commentary and Portfolio Highlights	3
Shareholder Expense Examples	7
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15

For More Information

General Fund Information

888.729.3863

www.esgshares.com

Transfer Agent and
Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Distributor

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

Letter to Shareholders

by Joseph Keefe, President and CEO

Dear Pax World ETF shareholders,

Although investors in the US domestic market were treated well during the first half of 2013 (the S & P 5001 was up 13.82% while small cap stocks as represented by the Russell 20002 were up 15.86%), global investors did not fare quite so well, with MSCI World3 up 8.43% and MSCI EAFE4 up only 4.10%. Still, returns were positive, and returns to our ETF investors were more positive still. I am pleased to report that for the six-month period ended June 30, 2013, the Pax MSCI EAFE ESG Index ETF (EAPS) returned 6.98%, outperforming both the MSCI EAFE ESG Index5 itself, which returned 5.74%, as well as the underlying MSCI EAFE Index return of 4.10%.

As you know, EAPS employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index, which consists of companies in developed countries around the world, excluding the U.S. and Canada, which have superior sustainability performance, or what is known as environmental, social and governance (ESG) performance, as rated by MSCI ESG Research.

EAPS is the only international ETF available in the U.S. using ESG ratings to drive index and portfolio construction, and is region- and sector-neutral vis-à-vis the underlying MSCI EAFE Index. MSCI analyzes, scores and ranks companies on a range of key ESG issues relative to sector peers, ranking them from AAA (highest) to CCC (lowest) based on their ESG profile and performance.

At Pax World, we believe that companies with strong sustainability or ESG standards are simply better-run companies, and that better-run companies will deliver better stock returns over the long term. We hope and trust that our EAPS ETF can continue to demonstrate a positive correlation between higher ESG standards and stronger returns for investors.

Sincerely,

Joseph F. Keefe
President and CEO

"ETF" is Exchange Traded Fund.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most recent month-end performance information visit www.esgshares.com. All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance.

1The S&P 500 Index is an unmanaged index of large capitalization common stocks. One cannot invest directly in an index.

2The Russell 2000 Index is an unmanaged index and measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. One cannot invest directly in an index.

3The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

4The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

5The MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Index targets sector weights that reflect the relative sector weights of the MSCI Europe & Middle East Index and the MSCI Pacific Index. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

Pax MSCI EAFE ESG Index ETF

June 30, 2013

Commentary

The Pax MSCI EAFE ESG Index ETF (EAPS) employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index (the Index), which consists of companies operating in developed countries around the world, excluding the U.S. and Canada, that have superior ESG performance as rated by MSCI ESG Research.

For the six-month period ended June 30, 2013, the Fund's NAV return was 6.98%, outperforming the MSCI EAFE ESG Index return of 5.74% and the MSCI EAFE Index return of 4.10%.

During the period, nine of the ten industrial sectors delivered positive relative performance versus the Index with the strongest contributions coming from the financials, consumer discretionary and industrials sectors. The utilities sector detracted from relative performance. From a country perspective, Japan, where the equity market enjoyed strong performance during the first six months of 2013 largely due to government monetary policy, made the strongest positive contribution to relative performance. Investments in the European region also contributed positively to performance compared to the Index with particularly noteworthy contributions from Italy and Sweden during the period. Investments in the U.K. detracted from relative performance.

Four of the top five positive contributors to relative performance on a company basis were based in Japan. Those companies were automaker Fuji Heavy Industries, Ltd., Mitsui Fudosan Co., Ltd., a real estate service and development company, Central Japan Railway Co., which operates railways and related businesses, and department store operator Takashimaya Co., Ltd. The French automobile manufacturer Renault SA contributed the second largest relative return to performance during the period. Companies that detracted most from performance included Newcrest Mining Ltd., as investors turned away from gold and other commodities during the period, publisher and educational services provider Pearson PLC, and Societe BIC, the France-based office services and supplies provider.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Index targets sector weights that reflect the relative sector weights of the MSCI Europe & Middle East Index and the MSCI Pacific Index. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer

June 30, 2013

Commentary, continued

group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

Constituents of the MSCI EAFE Index having an ESG rating of BB or above are eligible for inclusion in the Index, effective June 2013. The MSCI EAFE ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI's ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

The MSCI Europe & Middle East Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe and the Middle East. The MSCI Europe & Middle East Index consisted of the following 17 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region. The MSCI Pacific Index consisted of the following 5 developed market country indices: Australia, Hong Kong, Japan, New Zealand, and Singapore.

Unlike the Fund, the MSCI EAFE ESG Index, the MSCI EAFE Index, the MSCI Europe & Middle East Index and the MSCI Pacific Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI EAFE ESG Index ETF

June 30, 2013

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2013

	Total Return		Average Annual Return
	YTD	1 Year	Since Inception[1]
NAV Return[2]	6.98%	20.21%	3.08%
Market Value Return[2]	5.73%	20.80%	3.58%
MSCI EAFE ESG Index[3]	5.74%	19.54%	2.96%
MSCI EAFE Index[4]	4.10%	18.62%	1.49%

Total annual operating expenses for Pax MSCI EAFE ESG Index ETF are 0.55%.

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.esgshares.com or call us at 888.729.3863.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund's inception date is January 27, 2011.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in Europe and the Asia Pacific region that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI. Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

4The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

Pax MSCI EAFE ESG Index ETF

June 30, 2013

Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Net Assets
Common Stocks	97.8%
Preferred Stocks	1.1%
Rights	0.0%*
Money Market Fund	0.6%
Other Assets & Liabilities	0.5%
Total Net Assets	100.0%

*Less than 0.05%.

Top Ten Holdings

Company	Percent of Net Assets
HSBC Holdings PLC	3.7%
Roche Holding AG	3.3%
Vodafone Group PLC	3.2%
Novartis AG	2.9%
GlaxoSmithKline PLC	2.8%
Commonwealth Bank Of Australia	2.2%
Westpac Banking Corp.	1.8%
BASF SE	1.8%
Colruyt SA	1.6%
Renault SA	1.6%
Total	24.9%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Geographical Diversification

Country	Percent of Net Assets
Japan	23.7%
United Kingdom	23.0%
Germany	9.4%
Australia	8.3%
France	7.9%
Switzerland	7.4%
Sweden	5.0%
Spain	3.4%
Netherlands	3.3%
Belgium	2.2%
Denmark	1.5%
Italy	0.8%
New Zealand	0.7%
Hong Kong	0.5%
Luxembourg	0.5%
Austria	0.4%
Finland	0.4%
Norway	0.4%
Israel	0.1%
Short Term Investment	0.6%
Other Assets & Liabilities	0.5%
Total	100.0%

June 30, 2013

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2013 and ending on June 30, 2013.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio	Expenses Paid During Period[1]
Based on Actual Fund Return	$1,000	$1,069.80	0.55%	$2.82
Based on Hypothetical 5% Return	1,000	1,022.07	0.55%	2.76

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period beginning on January 1, 2013 and ending on June 30, 2013).

Pax MSCI EAFE ESG Index ETF

June 30, 2013 (Unaudited)

Schedule of Investments

Security Description	Shares	Value
COMMON STOCKS: 97.8%
Australia: 8.3%
Australia & New Zealand Banking Group, Ltd.	16,058	$420,089
Commonwealth Bank of Australia	10,010	633,872
Fortescue Metals Group, Ltd.	1,095	3,047
GPT Group (a)	29,292	102,960
Mirvac Group (a)	70,288	103,263
National Australia Bank, Ltd.	15,103	410,312
Newcrest Mining, Ltd.	10,543	95,251
Orica, Ltd.	161	3,043
Origin Energy, Ltd.	7,301	84,005
Westpac Banking Corp.	20,226	534,681
		2,390,523
Austria: 0.4%
OMV AG	2,719	122,640
Belgium: 2.2%
Colruyt SA	8,932	469,112
Delhaize Group	2,328	143,707
KBC Groep NV	877	32,609
		645,428
Denmark: 1.5%
Novo Nordisk A/S (Class B)	2,799	435,595
Finland: 0.4%
Stora Enso OYJ (R Shares)	7,225	48,366
UPM-Kymmene OYJ	6,506	63,680
		112,046
France: 7.9%
AXA SA	8,694	170,587
Carrefour SA	4,529	124,393
CGG-Veritas (b)	3,270	72,216
Compagnie de Saint-Gobain	3,766	152,242
Danone SA	4,109	307,967
L'Oreal SA	2,178	357,423
Renault SA	6,738	452,808
Schneider Electric SA	3,553	257,381
Societe BIC SA	1,992	199,376
Technip SA	1,888	191,445
		2,285,838
Germany: 8.3%
Adidas AG	1,081	116,823
Allianz SE	2,828	412,628
BASF SE	5,884	524,904
Bayerische Motoren Werke AG	2,439	212,983
Deutsche Boerse AG	670	44,041
Deutsche Post AG	8,614	213,805
HeidelbergCement AG	6,728	451,874
Hochtief AG	1,087	70,972
K+S AG	1,751	64,651
Metro AG	1,707	53,962
SAP AG	2,716	198,620
Suedzucker AG	1,446	44,724
		2,409,987
Security Description	Shares	Value
COMMON STOCKS, continued
Hong Kong: 0.5%
CLP Holdings, Ltd.	11,500	$93,037
Li & Fung, Ltd.	46,000	63,220
		156,257
Israel: 0.1%
Delek Group, Ltd.	111	28,815
Italy: 0.8%
ENI SpA	5,996	122,988
Intesa Sanpaolo SpA	71,306	114,098
Pirelli & C. SpA	114	1,318
		238,404
Japan: 23.7%
Aisin Seiki Co., Ltd.	2,200	84,049
Canon, Inc.	4,600	149,806
Central Japan Railway Co.	2,300	280,858
Chugai Pharmaceutical Co., Ltd.	6,900	142,814
Denso Corp.	2,300	108,013
East Japan Railway Co.	2,300	178,517
Eisai Co., Ltd.	2,000	81,442
Fast Retailing Co., Ltd.	100	33,674
Fuji Heavy Industries, Ltd.	14,000	344,591
Fujitsu, Ltd.	46,000	189,863
Hitachi Chemical Co., Ltd.	2,300	35,958
Hitachi Construction Machinery Co., Ltd.	4,600	92,847
Honda Motor Co., Ltd.	9,200	341,290
Kao Corp.	4,600	156,289
KDDI Corp.	4,600	238,949
Komatsu, Ltd.	9,200	212,368
Konica Minolta Holdings, Inc.	23,000	173,423
Kubota Corp.	23,000	335,270
McDonald's Holdings Co. (Japan), Ltd.	2,000	55,368
Mitsubishi Corp.	15,600	266,818
Mitsubishi Electric Corp.	23,000	215,100
Mitsubishi UFJ Lease & Finance Co., Ltd.	22,900	108,351
Mitsui Fudosan Co., Ltd.	13,000	381,749
Mizuho Financial Group, Inc.	123,200	255,491
Murata Manufacturing Co., Ltd.	2,000	152,011
Nikon Corp.	2,300	53,578
Nippon Steel Corp.	23,000	62,053
Nissan Motor Co., Ltd.	20,700	209,428
NTT DoCoMo, Inc.	115	178,401
Panasonic Corp. (b)	11,500	92,269
Resona Holdings, Inc.	300	1,459
Santen Pharmaceutical Co., Ltd.	4,600	197,735
Seven & I Holdings Co., Ltd.	3,800	138,672
Shin-Etsu Chemical Co., Ltd.	2,300	152,353
Softbank Corp.	4,600	268,123
Sony Corp.	6,900	144,342
Sumitomo Mitsui Financial Group, Inc.	7,000	320,632
Suzuken Co., Ltd.	300	10,087
Takashimaya Co., Ltd.	22,000	222,580
Takeda Pharmaceutical Co., Ltd.	4,600	207,460
Toho Gas Co., Ltd.	1,000	5,164
		6,879,245

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

June 30, 2013 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Luxembourg: 0.5%
Tenaris SA	7,105	$142,318
Netherlands: 3.3%
Akzo Nobel NV	2,627	147,908
ASML Holding NV	2,322	182,966
ING Groep NV (b)	19,483	177,275
Unilever NV	11,484	451,630
		959,779
New Zealand: 0.7%
Auckland International Airport, Ltd.	88,640	203,316
Norway: 0.4%
Norsk Hydro ASA	15,519	61,608
Statoil ASA	2,338	47,977
		109,585
Spain: 3.4%
Banco Bilbao Vizcaya Argentaria SA	28,513	238,869
Distribuidora Internacional de Alimentacion SA	2,250	16,992
Ferrovial SA	8,161	130,267
Iberdrola SA	29,322	154,591
Inditex SA	2,345	289,086
Repsol YPF SA	7,455	157,081
		986,886
Sweden: 5.0%
Atlas Copco AB	4,221	101,312
Hennes & Mauritz AB (Class B)	8,697	283,996
Nordea Bank AB	24,870	276,356
Sandvik AB	8,300	98,624
Skandinaviska Enskilda Banken AB (Class A)	12,106	114,972
Skanska AB (B Shares)	11,575	190,875
Swedbank AB (Class A)	11,345	258,519
Volvo AB (Class B)	9,827	130,746
		1,455,400
Switzerland: 7.4%
Givaudan SA	34	43,805
Lindt & Spruengli AG	43	161,247
Novartis AG	11,671	827,695
Roche Holding AG	3,895	967,421
Swiss Re AG	1,890	140,429
		2,140,597
United Kingdom: 23.0%
Associated British Foods PLC	8,140	214,202
BG Group PLC	21,228	360,118
BT Group PLC	39,805	186,671
Bunzl PLC	20,740	402,642
Fresnillo PLC	2,894	38,714
GlaxoSmithKline PLC	32,366	808,995
HSBC Holdings PLC	104,034	1,076,117
InterContinental Hotels Group PLC	209	5,731
Marks & Spencer Group PLC	14,333	93,629
National Grid PLC	6,578	74,427
Pearson PLC	21,212	376,737
Security Description	Shares	Value
COMMON STOCKS, continued
United Kingdom, continued
Prudential PLC	20,395	$332,531
Reckitt Benckiser Group PLC	1,177	82,974
RSA Insurance Group PLC	105,950	191,226
Standard Chartered PLC	15,059	325,927
Tesco PLC	56,929	286,145
Tullow Oil PLC	8,517	129,307
Unilever PLC	10,462	422,399
Vodafone Group PLC	329,516	938,831
Wolseley PLC	3,431	157,831
WPP PLC	8,462	144,001
		6,649,155
TOTAL COMMON STOCKS
(Cost $27,431,419)		28,351,814
PREFERRED STOCKS: 1.1%
Germany: 1.1%
Volkswagen AG Preference Shares	1,027	207,651
ProSiebenSat.1 Media AG Preference Shares	2,382	102,238
TOTAL PREFERRED STOCKS
(Cost $278,031)		309,889
RIGHTS: 0.0% (c)
Spain: 0.0% (c)
Repsol SA, Expires 07/12/13 (b)	7,117	3,959
TOTAL RIGHTS
(Cost $4,245)		3,959
SHORT TERM INVESTMENT: 0.6%
United States: 0.6%
MONEY MARKET FUND: 0.6%
SSgA Prime Money Market Fund
(Cost $157,518)	157,518	157,518
TOTAL INVESTMENTS: 99.5%
(Cost $27,871,213)		28,823,180
OTHER ASSETS & LIABILITIES: 0.5%		157,926
Net Assets: 100.0%		$28,981,106

(a)  REIT = Real Estate Investment Trust

(b)  Non-income producing security.

(c)  Amount shown represents less than 0.05% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

June 30, 2013 (Unaudited)

Schedule of Investments, continued

SECTOR DIVERSIFICATION
Sector	Percent of Net Assets
Financials	24.8%
Consumer Discretionary	14.0%
Industrials	13.4%
Health Care	12.7%
Consumer Staples	11.8%
Telecommunication Services	6.3%
Materials	6.2%
Energy	5.0%
Information Technology	3.6%
Utilities	1.1%
Cash and cash equivalents plus other assets less liabilities	1.1%
Total	100.0%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

June 30, 2013 (Unaudited)

Statement of Assets and Liabilities

Pax MSCI EAFE ESG Index ETF
ASSETS
Investments, at value (Note B)	$28,823,180
Foreign currency, at value	21,050
Receivable for investments sold	8,295
Receivable for foreign taxes recoverable	21,589
Dividends receivable (Note B)	119,900
Total Assets	28,994,014
LIABILITIES
Accrued advisory fee (Note C)	12,908
Total Liabilities	12,908
NET ASSETS	$28,981,106
NET ASSETS CONSIST OF:
Paid in capital	$28,268,883
Undistributed (distribution in excess of) net investment income	8,911
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(243,089)
Net unrealized appreciation (depreciation) of:
Investments	951,967
Foreign currency	(5,566)
NET ASSETS	$28,981,106
NET ASSET VALUE PER SHARE
Net asset value per share	$25.20
Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	1,150,000
COST OF INVESTMENTS:
Investments, at cost (Note B)	$27,871,213
Foreign currency, at cost	$21,279

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended June 30, 2013 (Unaudited)

Statement of Operations

Pax MSCI EAFE ESG Index ETF
INVESTMENT INCOME
Dividend income	$567,259
Foreign taxes withheld	(45,441)
Total Investment Income	521,818
EXPENSES
Advisory fee (Note C)	62,587
Total Expenses	62,587
Net Investment Income	459,231
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(148,485)
Foreign currency transactions	(5,553)
Net change in unrealized appreciation (depreciation) on:
Investments	437,447
Foreign currency translation	(4,995)
Net realized and unrealized gain on investments and foreign currency transactions	278,414
Net increase in net assets from operations	$737,645

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of Changes in Net Assets

	Pax MSCI EAFE ESG Index ETF
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$459,231	$272,896
Net realized gain (loss) on investments and foreign currency transactions	(154,038)	(58,788)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	432,452	915,623
Net increase in net assets resulting from operations	737,645	1,129,731
Net equalization credits and charges	125,679	93,498
Distributions to shareholders from:
Net investment income	(436,755)	(282,212)
Total distributions to shareholders	(436,755)	(282,212)
From capital share transactions:
Proceeds from sale of shares sold	15,518,231	8,107,461
Net income equalization (Note B)	(125,679)	(93,498)
Net increase in net assets from capital share transactions	15,392,552	8,013,963
Net increase in net assets during the period	15,819,121	8,954,980
Net assets at beginning of period	13,161,985	4,207,005
Net assets at end of period (1)	$28,981,106	$13,161,985
(1) Including undistributed (distribution in excess of) net investment income	$8,911	$(13,565)
Share of beneficial interest:
Shares sold	600,000	350,000
Net increase in shares outstanding	600,000	350,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

Selected data for a share outstanding throughout each period

	Pax MSCI EAFE ESG Index ETF
	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12	For the Period 1/27/11*-12/31/11
Net asset value, beginning of period	$23.93	$21.04	$25.06
Income (loss) from investment operations:
Net investment income[1]	0.52	0.72	0.62
Net realized and unrealized gain (loss)[2]	1.01	2.54	(4.30)
Total from investment operations	1.53	3.26	(3.68)
Net equalization credits and charges	0.14	0.25	0.22
Distributions to shareholders from:
Net investment income	(0.40)	(0.62)	(0.56)
Total distributions	(0.40)	(0.62)	(0.56)
Net asset value, end of period	$25.20	$23.93	$21.04
Total return[3]	6.98%	16.98%	(14.04)%
Net assets, end of period (in 000's)	$28,981	$13,162	$4,207
Ratio of expenses to average net assets	0.55%	0.55%	0.55%[4]
Ratio of net investment income to average net assets	4.03%	3.21%	2.91%[4]
Portfolio turnover rate[5]	11%	8%	11%

1  Based on average shares outstanding during the period.

2  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

3  Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

4  Annualized.

5  Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund's capital shares.

*  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

June 30, 2013 (Unaudited)

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of June 30, 2013, the Trust offered the Pax MSCI EAFE ESG Index ETF (the "Fund") which represents beneficial interest in the Trust. The Fund commenced operations on January 27, 2011 and first listed on NYSE Arca, Inc. on January 28, 2011. The Fund operates as a non-diversified investment company. The Fund's investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Fund normally uses pricing data for domestic equity securities received

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Fund's investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). The Board has delegated to the Adviser's Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board. Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

June 30, 2013 (Unaudited)

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a difference between the prices used to calculate the Fund's NAVs and the prices used by the Fund's benchmark indices, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Fund's shareholders. Therefore, and in order to minimize tracking error relative to the Fund's benchmark index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these are summarized in the three broad Levels listed below.

• Level 1 –  quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,351,814	$—	$—	$28,351,814
Preferred Stocks	309,889	—	—	309,889
Rights	3,959	—	—	3,959
Money Market Fund	157,518	—	—	157,518
Total	$28,823,180	$—	$—	$28,823,180

The Fund did not hold any Level 2 or Level 3 categorized securities during the six months ended June 30, 2013.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Level 1 and Level 2 during the period.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Fund on the ex-dividend date. The Fund expects to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Equalization The Fund follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

Expenses The Fund is charged a unified management fee that includes all the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses (See Note C).

Federal Income Taxes The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies and satisfies certain distribution requirements, the Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Fund is treated as a separate entity for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Fund are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions

The Trust has entered into an Investment Advisory Contract (the "Management Contract") with Pax World Management LLC (the "Adviser"). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Fund in accordance with the Fund's investment objectives, investment programs and policies.

Pursuant to the Management Contract the Adviser has contracted to furnish the Fund continuously with an investment program, determining what investments to purchase, sell and exchange for the Fund and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Fund. The Fund pays a unified management fee to the Adviser at an annual rate of 0.55% (expressed as a percentage of the average daily net assets of the Fund).

June 30, 2013 (Unaudited)

Out of the investment advisory fee, the Adviser pays all expenses of managing and operating the Fund, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses. The aggregate remuneration paid to the Trust's Trustees (and borne by the Adviser) was $6,921.

NOTE D—Investment Information

During the six months ended June 30, 2013, the Fund had purchases and sales of investment securities as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$2,579,247	$3,032,199	$15,627,358	$—

The identified cost of investments for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2013 were as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$27,871,213	$1,944,986	$993,019	$951,967

Tax Information The RIC Modernization Act of 2010, the "Act", was signed into law on December 22, 2010. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law.

At December 31, 2012, the Fund had short-term capital loss carryforwards of $42,202 and long-term capital loss carryforwards of $46,613, which have no expiration and may be used to offset any future realized gains.

The tax character of distributions paid during 2013 and 2012 were as follows:

Distributions Paid in 2013		Distributions Paid in 2012
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$436,755	$—	$282,212	$—

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations,

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

Management has analyzed the Fund's tax positions taken for all open years which remain subject to examination by the Fund's major tax jurisdictions (years 2010 through 2012). The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the six months ended June 30, 2013, no provision for federal income tax is necessary and, therefore, the Fund did not have a liability for any unrecognized tax expenses.

NOTE E—Shareholder Transactions

The Fund issues and redeems shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,800 for Pax MSCI EAFE ESG Index ETF is charged on each transaction of Creation Units purchased or redeemed by an investor on the same day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/ redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from the Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund's net asset value.

June 30, 2013 (Unaudited)

NOTE F—Approval of Investment Advisory Agreement

Review Process The 1940 Act requires that the Trustees request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Management Contract. The Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the "Independent Trustees") met in person in March and June of 2013 for the purpose of considering the Management Contract (the "contract review meetings"). In addition, the Trustees consider matters bearing on the Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees' conclusions were based, in part, on their consideration of these arrangements during the course of the year and, as applicable, in prior years.

Nature, Extent and Quality of Services In considering the Management Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser. They considered the terms of the Management Contract and received and considered information provided by management that described, among other matters:

• the nature and scope of the advisory services provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services,

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

• the investment program used by the Adviser to manage the Fund,

• possible conflicts of interest and fall-out benefits,

• brokerage practices,

• the compliance function of the Adviser,

• financial results, assets under management and other information relating to the financial resources of the Adviser, and

• information relating to portfolio manager compensation.

In addition to considering the Fund's investment performance (see below), the Trustees considered, among other matters, the Adviser's general oversight of the Trust. They also took into account, to the extent they deemed relevant in light of the Fund's index-based investment approach, information concerning the investment philosophy and investment process used by the Adviser in managing the Fund as well as the Adviser's in-house investment and social research capabilities. They also considered various investment resources available to the Adviser.

The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Fund's third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser's compliance and operational functions, as well as the resources being devoted by the Adviser to such functions. The Trustees also took into account the fact that the fee paid to the Adviser is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the scope of the services provided to the Fund by the Adviser under the Management Contract was consistent with the Fund's operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by the Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser to the Trust were sufficient to warrant approval of the Management Contract.

June 30, 2013 (Unaudited)

Fund Performance In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information regarding the investment performance of the Fund relative to its benchmark over the 1-year and since-inception periods ended March 31, 2013. The Independent Trustees noted that the Fund has performed well above the Lipper peer group median for both periods. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive comparative performance information for the Fund relative to its benchmark during the year.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the relevant performance record and process in managing the Fund were sufficient to support approval of the Management Contract.

Fees and Other Expenses The Trustees, including the Independent Trustees, considered the advisory fees paid by the Fund to the Adviser, as well as the Fund's total expenses, noting that under the Management Contract, the Adviser bears all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses). The Independent Trustees considered that the Fund's total expenses exceeded the median total expenses of its Morningstar ETF category, but noted that there were no other ETFs in the Fund's Morningstar ETF category that employ socially responsible investing practices with respect to international stocks. In connection with their review, the Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Fund and other investment companies, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Fund, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Fund.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services provided.

Costs of Services Provided and Profitability The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability of the Adviser's relationship with the Trust, including a profitability report prepared by management detailing the costs of services provided to the Trust by the Adviser and the profitability

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

to the Adviser of its advisory relationship with the Trust for the year ended December 31, 2012. The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to the Fund, and that it is difficult to make comparisons of profitability from investment company advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser's capital structure and cost of capital. The Trustees concluded that, particularly in light of the small size and relatively recent launch of the Fund, they were satisfied that the Adviser's level of profitability from its relationship with the Trust was not excessive.

Possible Fall-Out Benefits The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser from its relationships with the Trust, including reputational and other "fall out" benefits. During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for other investment companies advised by the Adviser (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Fund. The Trustees considered the receipt of these benefits in light of the Adviser's overall profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale The Trustees, including the Independent Trustees, considered the extent to which the Adviser might realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including other funds managed by the Adviser, and not only in respect of the Fund.

The Trustees noted that, in light of the small size and relatively recent launch of the Fund, the Fund did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Fund's overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at current asset levels.

June 30, 2013 (Unaudited)

Conclusions Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Management Contract with respect to the Fund was in the best interests of the Fund and should be approved.

NOTE G—Other Information

Frequency Distribution of Discounts and Premiums Bid/Offer Midpoint vs. NAV as of June 30, 2013

The following chart is provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (the "Exchange"), the secondary market for shares of the Fund, was at a discount or premium to such Fund's NAV). The market price of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). The Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Premium/Discount frequency data quoted represents past performance. Past performance does not guarantee future results.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
Commencement of Trading	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Pax MSCI EAFE ESG Index ETF 01/27/11 through 06/30/13	158	127	21	44	26	22

Proxy Voting

You may obtain a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC's website at www.sec.gov. The information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month

June 30, 2013 (Unaudited)

Notes to the Financial Statements, continued

year ended December 31 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund's Form N-Q may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

June 30, 2013 (Unaudited)

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 888.729.3863 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgshares.com.

This semi-annual report is intended for shareholders of the ESG Shares ETFs only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds' investment objectives, risks and charges and expenses carefully before investing. The Funds' prospectus contains this and other information about the Funds and may be obtained by calling 888.729.3863, e-mailing info@esgshares.com or visiting www.esgshares.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 888.729.3863or visit www.esgshares.com.

30 Penhallow Street, Suite 400
Portsmouth NH 03801

888.729.3863
www.esgshares.com

ESG000316

Item 2.                                 Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.                                 Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.                                 Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.                                 Audit Committee of Listed Registrants.

This disclosure is not required for the Semi-annual report filing.

Item 6.                                 Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9.                                 Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10.                          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.                          Controls and Procedures.

(a)                                 It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)                                 (1)                                 The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)                                 Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(3)                                 Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)                                 Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 15, 2013

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 15, 2013

6